Related Party Operator Agreement - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011
Services to operate all of the properties acquired by the company					$ 500,000
Lease operating expenses	401,653		449,854
Related party consulting fees	316,500	112,750	167,500	122,500
Operating Agreement
Services to operate all of the properties acquired by the company	23,000
Operating agreement expiry date	Mar. 31, 2012
Lease operating expenses	8,000
Related party consulting fees	$ 15,000